Restricted Cash - Additional Information (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash And Cash Equivalents [Abstract]
Restricted cash	$ 3,160	$ 0	$ 1,549